Debt, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 46,532
Long-term Debt, Maturities, Repayments of Principal in Year Two	73,332
Long-term Debt, Maturities, Repayments of Principal in Year Three	209,132
Long-term Debt, Maturities, Repayments of Principal in Year Four	30,111
Long-term Debt, Maturities, Repayments of Principal in Year Five	35,123
Long-term Debt, Maturities, Repayments of Principal after Year Five	57,749
Total debt outstanding	$ 451,979	$ 460,878